Financial risk management and impairment of financial assets - Liquidity risk (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial risk management and impairment of financial assets
Financial obligations	£ 111,074	£ 160,943	£ 9,982
Within 1 year
Financial risk management and impairment of financial assets
Financial obligations	10,211	40,589	8,885
Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	100,695	120,117	700
More than 5 years
Financial risk management and impairment of financial assets
Financial obligations	£ 168	237	397
Trade and other payables [Member]
Financial risk management and impairment of financial assets
Financial obligations		46,202	2,401
Trade and other payables [Member] | Within 1 year
Financial risk management and impairment of financial assets
Financial obligations		40,227	2,401
Trade and other payables [Member] | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations		5,975
Lease liabilities.
Financial risk management and impairment of financial assets
Financial obligations		1,942	1,272
Lease liabilities. | Within 1 year
Financial risk management and impairment of financial assets
Financial obligations		362	175
Lease liabilities. | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations		1,343	700
Lease liabilities. | More than 5 years
Financial risk management and impairment of financial assets
Financial obligations		237	397
Convertible loan notes
Financial risk management and impairment of financial assets
Financial obligations		112,799
Convertible loan notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations		£ 112,799
Other borrowings
Financial risk management and impairment of financial assets
Financial obligations			6,309
Other borrowings | Within 1 year
Financial risk management and impairment of financial assets
Financial obligations			£ 6,309